INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivatives narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 542	$ 595
Financial assets at fair value through other comprehensive income	38	38
ii) Other Borrowings | At amortized cost
Disclosure of financial assets [line items]
Other payables	77	94
Security deposits and cash collateral
Disclosure of financial assets [line items]
Financial assets at amortised cost	139	159
Security deposits and cash collateral | Restricted bank deposits
Disclosure of financial assets [line items]
Financial assets at amortised cost	32	27
Security deposits and cash collateral | Restricted cash
Disclosure of financial assets [line items]
Financial assets at amortised cost	90	118
Deferred consideration from sale of subsidiary
Disclosure of financial assets [line items]
Financial assets at amortised cost	138	250
Deferred consideration from sale of subsidiary | Sale and leaseback of Deodar
Disclosure of financial assets [line items]
Financial assets at amortised cost	138	250
Other equity investments | Pakistan
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	3	4
Other equity investments | Bangladesh
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	34	34
Other investments
Disclosure of financial assets [line items]
Financial assets at amortised cost	262	184
Other investments | Loan to related party | VIP Kazakhstan Holding AG
Disclosure of financial assets [line items]
Financial assets at amortised cost	27	27
Other investments | Loan to related party | Kazakhstan Holding AG
Disclosure of financial assets [line items]
Financial assets at amortised cost	27	27
Other investments | Sovereign bonds | Pakistan
Disclosure of financial assets [line items]
Financial assets at amortised cost	15	33
Other investments | Short term loan | Pakistan
Disclosure of financial assets [line items]
Financial assets at amortised cost	153	94
Other investments | Short term loan | Ukraine
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 40	$ 0